Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 7,045	[1]	$ 3,079	[1]	$ 6,747	$ 7,919	$ 15,211
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign Currency Translation Adjustments	184	[1]	(225)	[1]	159	115	(33)
COMPREHENSIVE INCOME	$ 7,229	[1]	$ 2,854	[1]	$ 6,906	$ 8,034	$ 15,178

[1]	Unaudited